SCHEDULE OF MATURITY OPERATING LEASE LIABILITIES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Leases
2025	$ 96,198
Total	96,198
Less: imputed interest	(1,200)
Present value of lease liabilities	$ 94,998	$ 282,279